Note 12 Financial assets at fair value through other comprehensive income debt securities by rating (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 61,584	€ 59,074
Percentage of debt securities by rating	100.00%	100.00%
BBVA AAA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 3,656	€ 2,413
Percentage of debt securities by rating	5.90%	4.10%
BBVA AA Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 527	€ 586
Percentage of debt securities by rating	0.90%	1.00%
BBVA AA Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 511	€ 646
Percentage of debt securities by rating	0.80%	1.10%
BBVA AA Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 473	€ 327
Percentage of debt securities by rating	0.80%	0.60%
BBVA A Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 5,543	€ 6,179
Percentage of debt securities by rating	9.00%	10.50%
BBVA A Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 1,581	€ 1,676
Percentage of debt securities by rating	2.60%	2.80%
BBVA A Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 20,293	€ 18,760
Percentage of debt securities by rating	33.00%	31.80%
BBVA BBB Plus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 11,392	€ 11,465
Percentage of debt securities by rating	18.50%	19.40%
BBVA BBB Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 8,876	€ 10,961
Percentage of debt securities by rating	14.40%	18.60%
BBVA BBB Minus Rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 1,331	€ 1,310
Percentage of debt securities by rating	2.20%	2.20%
BBVA BB Plus or below rating [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 7,093	€ 4,379
Percentage of debt securities by rating	11.50%	7.40%
Unclassified [Member]
Avaiable for sale financial assets debt securities by rating [Line Items]
Fair value of debt securities by rating	€ 308	€ 372
Percentage of debt securities by rating	0.50%	0.60%